Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments

10. Derivative Financial Instruments

From time to time, the Company enters into derivative transactions to hedge its exposures to interest rate, foreign currency rate and commodity price fluctuations. The Company does not enter into derivative transactions for trading purposes.

Interest Rate Contracts

The Company manages its fixed and floating rate debt mix using interest rate swaps. The Company uses fixed and floating rate swaps to alter its exposure to the impact of changing interest rates on its consolidated results of operations and future cash outflows for interest. Floating rate swaps are used, depending on market conditions, to convert the fixed rates of long-term debt into short-term variable rates. Fixed rate swaps are used to reduce the Company’s risk of the possibility of increased interest costs. Interest rate swap contracts are therefore used by the Company to separate interest rate risk management from the debt funding decision.

Cash Flow Hedges

At December 31, 2012, the Company had $900 notional amount outstanding in swap agreements, which included $500 notional amount of forward-starting swaps that will become effective commencing December 31, 2013, that exchange variable rates of interest (LIBOR) for fixed interest rates over the terms of the agreements and are designated as cash flow hedges of the interest rate risk attributable to forecasted variable interest payments and have maturity dates through December 2015. At December 31, 2012, the weighted average fixed rate of interest on these swaps, excluding the forward-starting swaps, was approximately 1.6%. The effective portion of the after-tax fair value gains or losses on these swaps is included as a component of accumulated other comprehensive income (loss) (“AOCI”).

Forward Foreign Currency Contracts

The Company uses foreign currency contracts to mitigate the foreign currency exchange rate exposure on the cash flows related to forecasted inventory purchases and sales and have maturity dates through September 2014. The derivatives used to hedge these forecasted transactions that meet the criteria for hedge accounting are accounted for as cash flow hedges. The effective portion of the gains or losses on these derivatives is deferred as a component of AOCI and is recognized in earnings at the same time that the hedged item affects earnings and is included in the same caption in the statements of operations as the underlying hedged item. At December 31, 2012, the Company had approximately $516 notional amount of foreign currency contracts outstanding that are designated as cash flow hedges of forecasted inventory purchases and sales.

At December 31, 2012, the Company had outstanding approximately $191 notional amount of foreign currency contracts that are not designated as effective hedges for accounting purposes and have maturity dates through July 2014. Fair market value gains or losses are included in the results of operations and are classified in SG&A.

Commodity Contracts

The Company enters into commodity-based derivatives in order to mitigate the risk that the rising price of these commodities could have on the cost of certain of the Company’s raw materials. These commodity-based derivatives provide the Company with cost certainty, and in certain instances, allow the Company to benefit should the cost of the commodity fall below certain dollar thresholds. At December 31, 2012, the Company had outstanding approximately $5 notional amount of commodity-based derivatives that are not designated as effective hedges for accounting purposes and have maturity dates through March 2014. Fair market value gains or losses are included in the results of operations and are classified in SG&A.

At December 31, 2012 and 2011, the fair value of derivative financial instruments is as follows:

	2012		2011
	Fair Value of Derivatives		Fair Value of Derivatives		Weighted Average Remaining Term (years)
(in millions)	Asset (a)	Liability (a)	Asset (a)	Liability (a)
Derivatives designated as effective hedges:
Cash flow hedges:
Interest rate swaps	$—	$12.4	$—	$8.4	2.1
Foreign currency contracts	9.0	4.2	12.2	8.1	0.6

Subtotal	9.0	16.6	12.2	16.5

Derivatives not designated as effective hedges:
Foreign currency contracts	1.2	2.0	1.1	1.7	0.6
Commodity contracts	0.1	0.2	1.0	0.3	0.6

Subtotal	1.3	2.2	2.1	2.0

Total	$10.3	$18.8	$14.3	$18.5

(a)	Consolidated balance sheet location:

Asset:	Other non-current assets
Liability:	Other non-current liabilities

The following table presents gain and loss activity (on a pretax basis) for 2012, 2011 and 2010 related to derivative financial instruments designated as effective hedges:

	2012			2011			2010
	Gain/(Loss)			Gain/(Loss)			Gain/(Loss)
(in millions)	Recognized in OCI (a)	Reclassified from AOCI to Income	Recognized in Income (b)	Recognized in OCI (a)	Reclassified from AOCI to Income	Recognized in Income (b)	Recognized in OCI (a)	Reclassified from AOCI to Income	Recognized in Income (b)
Derivatives designated as effective hedges:
Cash flow hedges:
Interest rate swaps	$(3.8)	$—	$—	$(3.1)	$—	$—	$9.9	$1.9	$—
Foreign currency contracts	6.6	5.9	(5.4)	2.5	(19.6)	(1.3)	(14.4)	(10.2)	(2.7)

Total	$2.8	$5.9	$(5.4)	$(0.6)	$(19.6)	$(1.3)	$(4.5)	$(8.3)	$(2.7)

Location of gain/(loss) in the consolidated results of operations:
Net sales		$(1.8)	$—		$(1.0)	$—		$(0.7)	$—
Cost of sales		7.7	—		(18.6)	—		(9.5)	—
SG&A		—	(5.4)		—	(1.3)		—	(2.7)
Interest expense		—	—		—	—		1.9	—

Total		$5.9	$(5.4)		$(19.6)	$(1.3)		$(8.3)	$(2.7)

(a)	Represents effective portion recognized in Other Comprehensive Income (“OCI”).
(b)	Represents portion excluded from effectiveness testing.

At December 31, 2012, deferred net gains of $8.5 within AOCI are expected to be reclassified to earnings over the next twelve months.

The following table presents gain and loss activity (on a pretax basis) for 2012, 2011 and 2010 related to derivative financial instruments not designated as effective hedges:

	Gain/(Loss) Recognized in Income (a)
(in millions)	2012	2011	2010
Derivatives not designated as effective hedges:
Cash flow derivatives:
Interest rate swaps	$—	$(1.0)	$0.9
Foreign currency contracts	(5.7)	(0.3)	(10.5)
Commodity contracts	(0.4)	0.1	1.6

Subtotal	(6.1)	(1.2)	(8.0)

Fair value derivatives:
Interest rate swaps	—	0.5	18.6

Total	$(6.1)	$(0.7)	$10.6

(a)	Classified in SG&A